Equity-accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 384,290	$ 625,132	$ 427,159
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	882,650	985,318	998,655
Income from vessel operations	365,472	433,023	454,135
Realized and unrealized (loss) gain on derivative instruments	(10,900)	(38,955)	(58,884)
Net income	239,766	275,259	$ 300,837
Equity Method Investments [Member] | Other assets - current [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	150,378	162,414
Equity Method Investments [Member] | Other assets - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	74,096	80,987
Equity Method Investments [Member] | Other liabilities - current and obligations under capital lease [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	160,312	162,076
Equity Method Investments [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	213,060	447,947
Equity Method Investments [Member] | Vessels and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	4,655,170	3,936,718
ERROR in label resolution. | Cash [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	500,355	386,727
ERROR in label resolution.
Schedule of Equity Method Investments [Line Items]
Non-current assets	1,776,954	1,813,991
ERROR in label resolution.
Schedule of Equity Method Investments [Line Items]
Current liabilities	360,942	345,336
ERROR in label resolution.
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 4,208,214	$ 3,459,187